Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

January 12, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (Securities Act File No. 333-162441; Investment Company Act File No. 811-22338),
Legg Mason Partners Equity Trust (Securities Act File No. 33-43446; Investment Company Act File No. 811-06444),
Legg Mason Partners Income Trust (Securities Act File No. 2-96408; Investment Company Act File No. 811-04254), and
Legg Mason Partners Money Market Trust (Securities Act File No. 2-91556; Investment Company Act File No. 811-4052), and
Western Asset Funds, Inc. (Securities Act File No. 33-34929; Investment Company Act File No. 811-06110) (collectively, the “Registrants”), with respect to the funds listed in Schedule A (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrants and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated December 29, 2017 to the prospectus for each of the Funds listed in Schedule A.

Please call the undersigned at (617) 951-8458 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz

SCHEDULE A

Fund	Date of Prospectus
Legg Mason Global Asset Management Trust

ClearBridge Small Cap Fund	March 1, 2017

BrandywineGLOBAL — Diversified US Large Cap Value Fund	February 1, 2017

BrandywineGLOBAL — Global Flexible Income Fund	May 1, 2017

BrandywineGLOBAL — Global Opportunities Bond Fund	May 1, 2017

Martin Currie Emerging Markets Fund	February 1, 2017

Martin Currie International Unconstrained Equity Fund	September 30, 2017

QS Global Market Neutral Fund	February 1, 2017

QS International Equity Fund	February 1, 2017

QS Strategic Real Return Fund	February 1, 2017

QS U.S. Small Capitalization Equity Fund	May 1, 2017

RARE Global Infrastructure Value Fund	February 1, 2017

Legg Mason Partners Equity Trust
ClearBridge Global Health Care Innovations Fund	March 31, 2017

ClearBridge International Small Cap Fund	February 1, 2017

ClearBridge Large Cap Value Fund	March 1, 2017

ClearBridge Mid Cap Growth Fund	March 1, 2017

ClearBridge Sustainability Leaders Fund	March 1, 2017

ClearBridge Tactical Dividend Income Fund	March 1, 2017

QS Global Dividend Fund	February 1, 2017

Legg Mason Partners Income Trust

Western Asset Emerging Markets Debt Fund	June 30, 2017

Western Asset Short Duration Municipal Income Fund	June 30, 2017

Legg Mason Partners Money Market Trust

Western Asset Government Reserves	December 27, 2017

Western Asset Funds, Inc.

Western Asset High Yield Fund	September 30, 2017

Western Asset Macro Opportunities Fund	March 1, 2017

Western Asset Total Return Unconstrained Fund	September 30, 2017